Consumptive Biological Assets	12 Months Ended
Dec. 31, 2024
Consumptive Biological Assets [Abstract]
CONSUMPTIVE BIOLOGICAL ASSETS

Note 5 - CONSUMPTIVE BIOLOGICAL ASSETS

The following is the breakdown of consumptive biological assets:

	December 31,	December 31,
	2024	2023
Consumptive biological assets	$304,971	$195,359

Consumptive biological assets consist of the nutrient solutions for cultivating Taiwanofungus.